Cover	Aug. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2026
Entity File Number	001-40591
Entity Registrant Name	HCW Biologics Inc.
Entity Central Index Key	0001828673
Entity Tax Identification Number	82-5024477
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2929 N. Commerce Parkway
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33025
City Area Code	954
Local Phone Number	842-2024
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HCWB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true